Consolidated Balance Sheets - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Current assets:
Cash and cash equivalents	$ 118,268	$ 146,067
Accounts receivable, net	698,456	535,288
Inventories, net	1,115,469	781,299
Other current assets	29,207	21,791
Total current assets	1,961,400	1,484,445
Property and equipment, net	111,019	98,225
Operating lease right-of-use assets	268,528	209,169
Goodwill	434,019	412,486
Intangible assets, net	186,896	169,929
Investment in unconsolidated entity	114,808	97,847
Other assets	9,191	12,246
Total assets	3,085,861	2,484,347
Current liabilities:
Current portion of long-term obligations	84,501	71,804
Accounts payable	364,185	251,553
Accrued expenses and other current liabilities	278,036	163,788
Total current liabilities	726,722	487,145
Long-term obligations:
Borrowings under revolving credit agreement	89,000	0
Operating lease liabilities, net of current portion	187,024	139,527
Finance lease liabilities, net of current portion	9,189	4,811
Total long-term obligations	285,213	144,338
Deferred income taxes and other liabilities	76,511	73,103
Commitments and contingencies
Watsco, Inc. shareholders' equity:
Preferred stock, $0.50 par value, 10,000,000 shares authorized; no shares issued
Paid-in capital	1,003,932	950,915
Accumulated other comprehensive loss, net of tax	(34,176)	(34,867)
Retained earnings	760,796	636,373
Treasury stock, at cost, 4,823,988 shares of Common stock and 48,263 shares of Class B common stock at both December 31, 2021 and 2020, respectively	(87,440)	(87,440)
Total Watsco, Inc. shareholders' equity	1,664,948	1,486,678
Non-controlling interest	332,467	293,083
Total shareholders' equity	1,997,415	1,779,761
Total liabilities and shareholders' equity	3,085,861	2,484,347
Common Stock
Watsco, Inc. shareholders' equity:
Common Stock	18,941	18,851
Class B Common Stock
Watsco, Inc. shareholders' equity:
Common Stock	$ 2,895	$ 2,846